Policyholder liabilities and unallocated surplus	12 Months Ended
Dec. 31, 2022
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus

C3      Policyholder liabilities and unallocated surplus

C3.1   Policyholder liabilities and unallocated surplus by business type

(a)Movement in policyholder liabilities and unallocated surplus of with-profits funds

The items below represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed for the insurance operations of the Group. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the year. The items are shown gross of external reinsurance.

	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other
	business	liabilities	business
	$m	$m	$m	$m
At 1 Jan 2021	86,410	32,506	46,639	165,555
Comprising:
- Policyholder liabilities on the balance sheet
(excludes $296,513 million from discontinued US operations)	81,193	25,433	38,107	144,733
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,217	—	—	5,217
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	7,073	8,532	15,605
Premiums:note (iii)
New business	1,990	3,038	2,172	7,200
In-force	7,096	2,406	5,286	14,788
	9,086	5,444	7,458	21,988
Surrendersnotes (iii)(iv)	(844)	(3,326)	(734)	(4,904)
Maturities/deaths/other claim events	(2,116)	(215)	(1,123)	(3,454)
Net flows	6,126	1,903	5,601	13,630
Shareholders’ transfers post-tax	(134)	—	—	(134)
Investment-related items and other movementsnote (v)	2,499	897	(3,505)	(109)
Foreign exchange translation differencesnote (vi)	(899)	(550)	(239)	(1,688)
At 31 Dec 2021/1 Jan 2022	94,002	34,756	48,496	177,254
Comprising:
- Policyholder liabilities on the balance sheet	88,618	25,651	37,646	151,915
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,384	—	—	5,384
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	9,105	10,850	19,955
Premiums:note (iii)
New business	2,244	1,838	2,697	6,779
In-force	5,809	2,404	5,623	13,836
	8,053	4,242	8,320	20,615
Surrendersnotes (iii)(iv)	(1,233)	(2,763)	(677)	(4,673)
Maturities/deaths/other claim events	(2,103)	(200)	(1,712)	(4,015)
Net flows	4,717	1,279	5,931	11,927
Shareholders' transfers post-tax	(158)	—	—	(158)
Investment-related items and other movementsnote (v)	(20,677)	(2,802)	(14,623)	(38,102)
Foreign exchange translation differencesnote (vi)	(197)	(1,836)	(2,181)	(4,214)
At 31 Dec 2022	77,687	31,397	37,623	146,707
Comprising:
- Policyholder liabilities on the balance sheet	74,192	22,842	25,229	122,263
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	3,495	—	—	3,495
- Group's share of policyholder liabilities relating to joint ventures and associatesnote(ii)	—	8,555	12,394	20,949

Average policyholder liability balancesnote (vii)
2022	81,405	33,076	43,060	157,541
2021	84,905	33,631	47,568	166,104

Notes

(i)

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

(ii)

The Group’s investments in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of CPL, India and the Takaful business in Malaysia.

(iii)

The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above are after any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder. The analysis also includes net flows of the Group’s insurance joint ventures and associate.

(iv)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) is 4.1 per cent in 2022 (2021: 5.1 per cent).
(v)

Investment-related items and other movements in 2022 primarily represents the effects of higher interest rates on the discount rates applied in the measurement of the policyholder liabilities, together with bond losses due to rising interest rates and lower level of investment returns from equities following the falls in equity markets , primarily in Hong Kong and Singapore with profits-fund. Other business also includes the effect of the early adoption of the Risk-Based Capital Regime in Hong Kong as discussed in note C3.2 below.

(vi)

Movements in the year have been translated at the average exchange rates for the year. The closing balance has been translated at the closing spot rates as at 31 December. Differences upon retranslation are included in foreign exchange translation differences.

(vii)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

(b)   Duration of policyholder liabilities

The table below shows the carrying value of policyholder liabilities and the maturity profile of the cash flows on a discounted basis, taking account of expected future premiums and investment returns:

	31 Dec 2022 $m	31 Dec 2021 $m
Policyholder liabilities	122,263	151,915

Expected maturity:	31 Dec 2022%	31 Dec 2021%
0 to 5 years	22	20
5 to 10 years	18	18
10 to 15 years	14	15
15 to 20 years	11	12
20 to 25 years	10	10
Over 25 years	25	25

(c)   Policyholder liabilities and unallocated surplus by operating segment

The table below shows the policyholder liabilities and unallocated surplus, excluding joint ventures and associates and net of external reinsurance, by segment:

	31 Dec 2022 $m	31 Dec 2021 $m
Hong Kong	60,880	79,363
Indonesia	3,648	4,257
Malaysia	8,231	8,660
Singapore	31,197	34,361
Growth markets and other	18,995	20,905
Total segment	122,951	147,546

C3.2      Reconciliation of gross and reinsurers’ share of policyholder liabilities and unallocated surplus

Claims paid include maturities, annuities, surrenders, deaths and other claim events. Maturity claims are recorded as charges on the policy maturity date. Annuity claims are recorded when each annuity instalment becomes due for payment. Surrenders are charged to the income statement when paid. Death and other claims are generally recorded when notified with additional contract liabilities held, where appropriate, for ‘incurred but not reported’ (IBNR) claims.

Further analysis of the movement in the year of the Group’s gross contract liabilities, reinsurers’ share of insurance contract liabilities and unallocated surplus of with-profits funds (excluding those held by joint ventures and associates) is provided below:

		Reinsurers’
	Gross	share of		Unallocated
	insurance	insurance	Investment	surplus of
	contract	contract	contract	with-profits
	liabilities	liabilities	liabilities	funds
	$m	$m	$m	$m
At 1 Jan 2021	(436,787)	46,595	(4,459)	(5,217)
Removal of discontinued US operationsnote (i)	293,325	(35,232)	3,188	—
Income (expense) included in the income statementnotes (i)(iii)	(9,082)	(1,552)	189	(202)
Other movementsnote(ii)	—	—	(75)	—
Foreign exchange translation differences	1,789	(58)	(3)	35
Balance at 31 Dec 2021/1 Jan 2022	(150,755)	9,753	(1,160)	(5,384)
Income (expense) included in the income statementnotes (i),(iii)	27,252	(6,908)	88	1,868
Other movementsnote(ii)	—	—	(26)	—
Foreign exchange translation differences	2,290	(38)	48	21
At 31 Dec 2022	(121,213)	2,807	(1,050)	(3,495)

Notes

(i)

The total charge for benefits and claims shown in the income statement comprises the amounts shown as ‘Income (expense) included in the income statement’ in the table above together with claims paid of $(9,343) million in the year (2021: $(8,845) million) and claim amounts attributable to reinsurers of $740 million (2021: $581 million). Claims incurred, net of reinsurance, shown in the segment analysis of benefits and claims items below include claims paid and movement in claims outstanding payables, net of reinsurance, in the year.

(ii)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.

(iii)

The 2021 movement in the gross contract liabilities included $160 million for the impact of a change to allow for illiquidity premium in the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Thailand. The 2022 movement in the gross contract liabilities and reinsurers’ share of insurance contract liabilities included the impact from the early adoption of the Hong Kong Risk-Based Capital Regime as discussed below.

The segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance in the income statement is shown below. The CPL segment is a joint venture accounted for using the equity method under IFRS, with the Group’s share of its results net of related tax presented in a single line within the Group’s profit before tax, and therefore not shown in the analysis of benefit and claims items below.

	2022 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(2,033)	(1,228)	(1,070)	(2,718)	(1,768)	(8,817)
Decrease in policyholder liabilities, net of reinsurance	15,643	270	(135)	3,189	1,679	20,646
Movement in unallocated surplus of with-profits funds	1,815	—	53	—	—	1,868
Benefits and claims and movement in unallocated surplus, net of reinsurance	15,425	(958)	(1,152)	471	(89)	13,697

	2021 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,687)	(1,184)	(1,015)	(3,037)	(1,590)	(8,513)
(Increase) decrease in policyholder liabilities, net of reinsurance	(6,088)	167	(260)	(2,856)	(1,159)	(10,196)
Movement in unallocated surplus of with-profits funds	(250)	—	48	—	—	(202)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(8,025)	(1,017)	(1,227)	(5,893)	(2,749)	(18,911)

Hong Kong Risk-Based Capital Regime

In April 2022, the Group’s Hong Kong life business (PHKL) received approval from the Hong Kong Insurance Authority to early adopt the Hong Kong Risk-Based Capital (HK RBC) regime with effect from 1 January 2022. In light of this development and, given that the measurement technique set out within the local regulatory basis has been applied by PHKL to calculate IFRS liabilities, the Group has refined the reserving methodology of PHKL by reference to the method applied under the new HK RBC regime.

Under the basis previously applied, liabilities of non-participating business were generally determined on a net premium valuation basis to determine the future policyholder benefit provisions, subject to minimum floors. Using the principles underpinning the HK RBC regime, the IFRS reserving basis has been refined to one that is based on a gross premium valuation basis (including an allowance for the uncertainty of non-hedgeable risks), subject to minimum floors. Depending on the product, the minimum floor is set at the policyholder’s asset share or guaranteed cash surrender value or at a constraint that on day one no negative reserve exists at a product level. This new measurement technique better estimates the liability and brings the estimation basis for PHKL more in line with that used by the Group’s other insurance operations. This change of estimate has reduced policyholder liabilities (net of reinsurance) and increased profit before tax for 2022 by $945 million.

There has been no change to the reserving basis for with-profits liabilities, which under the Group’s accounting policy are valued under the realistic basis in accordance with the requirements of the ‘grandfathered’ UK standard FRS 27 ‘Life Assurance’.

C3.3      Reinsurers’ share of insurance contract liabilities

The measurement of reinsurance assets is consistent with the measurement of the underlying direct insurance contracts. The treatment of any gains or losses arising on the purchase of reinsurance contracts is dependent on the underlying accounting basis of the entity concerned.

	31 Dec 2022 $m	31 Dec 2021$m
Insurance contract liabilities	2,592	9,550
Claims outstanding	215	203
Total operations	2,807	9,753

The Group cedes certain business to other insurance companies. Although the ceding of insurance does not relieve the Group from its liability to its policyholders, the Group participates in such agreements largely for the purpose of managing its loss exposure. The Group evaluates the financial condition of its reinsurers and monitors concentration of credit risk from similar geographic regions, activities or economic characteristics of the reinsurers to minimise its exposure from reinsurer insolvencies.

Of the reinsurers’ share of insurance contract liabilities balance of $2,807 million at 31 December 2022 (31 December 2021: $9,753 million), 98 per cent (31 December 2021: 99 per cent) was from reinsurers with rating A- and above by Standard & Poor’s or other external rating agencies.

The reinsurers’ share of insurance contract liabilities primarily relates to protection business written in Hong Kong. The year-on-year movement in the reinsurers’ share of insurance contract liabilities included the impact from the early adoption of the Hong Kong Risk-Based Capital Regime as discussed above in note C3.2. The Group’s Hong Kong business cedes insurance risk to limit exposure to underwriting losses under various agreements that cover individual risks, group risks or defined blocks of business, on a co-insurance, surplus, quota share, or catastrophe excess of loss basis. The amount of each risk retained depends on the evaluation of the specific risk, subject to certain circumstances, to maximum limits based on characteristics of coverage.

Net commissions received during 2022 on ceded business totalled $216 million (2021: $285 million) and claims incurred ceded to external reinsurers totalled $766 million (2021: $604 million). There was $1 million (2021: $3 million) of deferred gains in the year.

C3.4       Products and determining contract liabilities

IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk, which is made at the point of contract inception and not revisited. For the majority of the Group’s contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved.

Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals, and taken directly to the statement of financial position as movements in the financial liability balance.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as FVTPL because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option, its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

The table below provides description of material feature of each of the products listed above, together with how their contract liabilities are determined.

Contract type	Description and material features	Determination of liabilities
With-profits and participating contracts

Provides savings and/or protection where the basic sum assured can be enhanced by a profit share (or bonus) from the underlying fund as determined at the discretion of the business unit.

Participating products often offer a guaranteed maturity or surrender value. Declared regular bonuses are guaranteed once vested. Future bonus rates and cash dividends are not guaranteed. Market value adjustments and surrender penalties are used for certain products where the law permits such adjustments. Guarantees are predominantly supported by the segregated funds and their estates.

As explained in note A3.1, with-profits contracts are predominantly sold in Hong Kong, Malaysia and Singapore. The total value of the with-profits funds is driven by the underlying asset valuation with movements reflected principally in the accounting value of policyholder liabilities and unallocated surplus.

In Hong Kong, the unallocated surplus includes the shareholders’ share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

Unit-linked	Combines savings with protection, the cash value of the policy primarily depends on the value of the underlying unitised funds.

The attaching liabilities largely reflect the unit value obligation driven by the value of the investments of the unit fund. Additional contract liabilities are held for guaranteed benefits beyond the unit fund value, generally using a gross premium valuation method, as discussed below for health and protection business. These additional provisions are recognised as a component of other business liabilities.

Health and protection

Health and protection features are offered as supplements to the products listed above or sold as standalone products. Protection covers mortality and/or morbidity benefits including health, disability, critical illness and accident coverage.

The approach to determine the contract liabilities is generally driven by the local solvency basis. The discount rates used to determine the contract liabilities are derived in line with the measurement basis applied in each business unit and are generally based on the risk-free rates applicable to the underlying contracts, including appropriate margins.

A gross premium valuation (GPV) method is typically used in those local businesses where a risk-based capital framework is adopted for local solvency. Under the GPV method, all cash flows are valued explicitly using best estimate assumptions with a suitable margin for prudence.

Contract type	Description and material features	Determination of liabilities

This is achieved either through adding an explicit allowance above best estimate to the assumptions, or by applying an overlay constraint such that on day one no negative reserves (ie where future premium inflows are expected to exceed future claims and outflows) are derived at an individual policyholder level, or at a product/fund level, or a combination of both. The margin for prudence is released to profit over the life of the contract. Best estimate assumptions are reviewed annually with reference to experience and expectations around the short-term nature of any change (for example increases or decreases in claims levels as a result of Covid-19). Any changes made to best estimate impact the prudence mechanisms described above and, as a consequence, IFRS profit tends to be relatively insensitive to assumption changes made in any given year.

Prior to the adoption of the new HK RBC regime in 2022, the Hong Kong business unit applied a net premium valuation method (NPV) to determine the future policyholder benefit provisions, subject to minimum floors at the policyholder’s asset share or guaranteed cash surrender value as appropriate. Upon the adoption of the HK RBC regime, the gross premium valuation method (including an allowance for the uncertainty of non-hedgeable risks), subject to minimum floors is applied.

For India and Taiwan, US GAAP is applied for measuring insurance liabilities. For these businesses, the future policyholder benefit provisions for non-linked business are determined using the net level premium method, with an allowance for surrenders, maintenance and claims expenses.

In Vietnam, an estimation basis to determine the contract liabilities is aligned substantially to that used by the business units applying the GPV method.

Non-participating term contracts, whole life and endowment assurance

Non-participating savings and/or protection where the benefits are guaranteed, determined by a set of defined market-related parameters, or determined at the discretion of the business unit. These products often offer a guaranteed maturity and/or surrender value. It is common for regulations or market-driven demand and competition to provide some form of capital value protection and minimum crediting interest rate guarantees. This is reflected within the guaranteed maturity and surrender values. Guarantees are supported by shareholders.

The approach to determining the contract liabilities is generally driven by the local solvency basis, as discussed for health and protection business above.